Audit Information	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auditor Information [Abstract]
Auditor Name	Grant Thornton LLP	Grant Thornton LLP
Auditor Firm ID	248	1390
Auditor Location	United States	Canada